SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

VIE Companies

The VIE arrangements

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and investors), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in internet-based businesses (except E-Commerce) and any such foreign investor must have experience in providing internet-based businesses services overseas and maintain a good track record in accordance with the Guidance Catalog of Industries for Foreign Investment promulgated in 2007, as amended in 2011 and 2015, respectively, and other applicable laws and regulations. The Company is a Cayman Islands company and Heng Ye and Heng Yu Da (its PRC subsidiaries) are considered foreign invested enterprises. To comply with these regulations, the Company conducts the majority of its activities in PRC through Heng Cheng and Yi Ren Wealth Management (its consolidated VIEs).

The VIEs hold the requisite licenses and permits necessary to conduct the Company’s online marketplace business connecting borrowers and investors. Heng Ye and Heng Yu Da (collectively, the “Foreign Owned Subsidiaries” or “FOS”) have entered into the following contractual arrangement with Heng Cheng and Yi Ren Wealth Management (collectively the “VIE Companies”), that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of VIEs, and (2) receive the economic benefits of VIEs that could be significant to VIEs. Accordingly, the Company is considered the primary beneficiary of VIEs and has consolidated VIEs’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Name of Foreign Owned Subsidiaries	Name of VIE Companies
Heng Ye	Heng Cheng
Heng Yu Da	Yi Ren Wealth Management

In concluding that the Company is the primary beneficiary of the VIE Companies, the Company believes that the FOS’s rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the FOS’s rights under the exclusive option agreements, for which consent of the shareholders of VIE Companies is not required. The FOS’s rights under the exclusive option agreements give the Company the power to control the shareholders of VIE Companies and thus the power to direct the activities that most significantly impact the VIE Companies’ economic performance. In addition, the FOS’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE Companies’ economic performance. The Company also believes that this ability to exercise control ensures that the VIE Companies will continue to execute and renew services agreements and pay service fees to the Company. The exclusive business cooperation agreement will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from the VIE Companies.

•	Agreements that provide the Foreign Owned Subsidiaries effective control over the VIE Companies

Power of Attorney The shareholders of the VIE Companies have executed an irrevocable power of attorney in favor of the Foreign Owned Subsidiaries, or entity or individual designated by the Foreign Owned Subsidiaries. Pursuant to this powers of attorney, the Foreign Owned Subsidiaries or their designees have full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIE Companies. The power of attorney will remain in force for so long as the shareholder remains a shareholder of the VIE Companies.

Exclusive Option Agreement The VIE Companies and their shareholders have also entered into an exclusive share option agreement with the Foreign Owned Subsidiaries. Pursuant to this agreement, the shareholders of VIE Companies have granted an exclusive option to the Foreign Owned Subsidiaries or their designees to purchase all or part of such shareholders’ equity interest, at a purchase price equal to the higher of the amount of loan extended by the Foreign Owned Subsidiaries to each shareholder of the VIE Companies under the respective loan agreement or the minimum price required by PRC law at the time of such purchase.

Equity Interest Pledge Agreement The shareholders of the VIE Companies have also entered into an equity pledge agreement with the Foreign Owned Subsidiaries, pursuant to which each shareholder pledged his/her interest in the VIE Companies to guarantee the performance of obligations of the VIE Companies and their shareholders under the exclusive business cooperation agreement, loan agreements, exclusive option agreements and powers of attorney.

•	Agreements that transfer economic benefits to the Foreign Owned Subsidiaries

Exclusive Business Cooperation Agreement The Foreign Owned Subsidiaries have entered into an exclusive business cooperation agreement with the VIE Companies. Pursuant to this exclusive business cooperation agreement, the Foreign Owned Subsidiaries provide comprehensive technical support, consulting services and other services to the VIE Companies in exchange for service fees. The Foreign Owned Subsidiaries have the sole discretion to determine the amounts of the service fees.

During the term of exclusive business cooperation agreement, both the Foreign Owned Subsidiaries and the VIE Companies shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either the Foreign Owned Subsidiaries or the VIE Companies, if the application for renewal of their operation terms is not approved by relevant government authorities. In addition, the shareholders of VIE Companies have granted an irrevocable and exclusive option to the Foreign Owned Subsidiaries to purchase any or all of the assets and businesses of the VIE Companies at the lowest price permitted under PRC law.

The agreement may be terminated only at the option of the Foreign Owned Subsidiaries and the VIE Companies have no authority to terminate the exclusive business cooperation agreement.

•	Agreements that provide the Foreign Owned Subsidiaries with the option to purchase the Equity Interest in the VIE Companies

Loan Agreements Under loan agreements between FOS and each of the shareholders of the respective VIE companies, FOS made interest-free loans to the shareholders for the exclusive purpose of the initial capitalization and the subsequent financial needs of the VIE companies. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in VIE companies to FOS or its designated representatives pursuant to the equity option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to FOS. The loan must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in VIE companies and FOS elects to exercise its exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with the VIE Companies and their current shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of the Foreign Owned Subsidiaries and the VIE Companies;

•	Discontinue or restrict the operations of any related-party transactions among the Foreign Owned Subsidiaries and the VIE Companies;

•	Impose fines or other requirements on the Foreign Owned Subsidiaries and the VIE Companies;

•	Require the Company or the Foreign Owned Subsidiaries and the VIE Companies to revise the relevant ownership structure or restructure operations; and/or

•	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China.

•	Shut down the Company’s servers or block the Company’s online platform;

•	Discontinue or place restrictions or onerous conditions on the Company’s operations; and/or

•	Require the Company to undergo a costly and disruptive restructuring.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate VIE Companies in its consolidated financial statements as it may lose the ability to exert effective control over VIE Companies and their shareholders, and it may lose the ability to receive economic benefits from VIE Companies.

The interests of the shareholders of VIE Companies may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE Companies not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE Companies will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIE Companies may encounter in its capacity as beneficial owners and directors of the VIE Companies, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of  VIE Companies will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIE Companies should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIE Companies to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE Companies, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statement amounts and balances of the VIE Companies were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	USD
Assets
Cash and cash equivalents	433,510	1,148,818	176,570
Restricted cash	1,114,805	1,701,454	261,509
Accounts receivable	23,838	783	120
Prepaid expenses and other assets	398,675	1,025,160	157,564
Amounts due from related parties	1,678	117,222	18,017
Available-for-sale investments	498,000	618,500	95,062
Property, equipment and software, net	4,427	2,078	319
Deferred tax assets	436,402	798,345	122,703

Total assets	2,911,335	5,412,360	831,864

Liabilities
Accounts payable	13,544	33,444	5,140
Amounts due to related parties	6,907	53,149	8,169
Liabilities from quality assurance program	1,471,000	2,775,949	426,655
Deferred revenue	164,318	222,906	34,260
Accrued expenses and other liabilities	507,890	1,063,631	163,477

Total liabilities	2,163,659	4,149,079	637,701

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net revenue	1,316,761	3,237,768	5,414,978	832,267
Net income	465,679	1,445,081	2,237,924	343,963

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
Net cash provided by operating activities	812,496	2,415,204	3,244,633	498,691
Net cash used in investing activities	(35,486)	(471,321)	(220,359)	(33,869)

In accordance with the VIE contractual arrangements, the Foreign Owned Subsidiaries have the power to direct activities of the VIE Companies, and can have assets transferred out of the VIE Companies. There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

Consolidated Assets Backed Financing Entities

As part of the Group’s strategy to expand its investor base from individual investors to institutional investors, in October 2015, the Company established a business relationship with a trust, or Trust No.1, under which the Trust No.1 invested in loans through the Company’s online marketplace using funds received from its investors. The Trust No.1 is administered by a third-party state-owned trust company (“the trust company”), which acts as the trustee, for the purposes of providing returns to its sole beneficiary through extending loans up to an aggregate principal amount of RMB250.0 million to borrowers recommended by the Company. The Trust No.1’s settlor and sole beneficiary is Fengsheng Private Investment Fund No.1 (“Fund No.1”), which is managed by Zhe Hao Shanghai Asset Management Company, or Zhe Hao, an affiliate of CreditEase.

In April 2016, Zhe Hao, on behalf of the Fund No.1, transferred Fund No.1’s entire beneficial rights in the Trust No.1 (“the Beneficial Right Asset”) to China International Capital Corporation Limited (the “SPV Manager”), who created a Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan (the “ABS plan”) to host the Beneficial Right Asset. Such ABS plan was issued and listed on the Shenzhen Stock Exchange in April 2016. The Group purchased RMB47.5 million Senior A Tranche securities, representing 19% of total securities issued by the ABS plan. Puxin Hengye purchased all subordinated securities amounted to RMB25.0 million and two funds which were set up and managed by Zhe Hao purchased various tranches of securities amounted to RMB67.5 million, representing 10% and 27% of the total price of securities issued, respectively.

In July 2016, the Company established a business relationship with another trust, or Trust No.2, which is of the similar structure to Trust No.1 described above. Trust No.2 is administered by the trust company, with CreditEase Wealth Consumer Credit Investment Fund (“Fund No.2”) managed by Zhe Hao as its settlor and sole beneficiary. The Trust No.2 invested in an aggregate of RMB300.0 million in loans through the Company’s online marketplace using the funds raised by its sole beneficiary from ultimate investors, including RMB30.0 million invested by Heng Cheng, one of the VIE companies, and RMB33.4 million invested by Shenzhen CreditEase Commercial Factoring Co., Ltd., an affiliate of CreditEase.

In April 2017, Zhe Hao, on behalf of Fund No.2, entered into arrangements with Bohai International Trust Co.,Ltd (“Bohai Trust Company”), an independent third-party trust company to transfer the entire remaining beneficial rights in Trust No.2  (the “Beneficial Right Asset”) to Bohai Trust • Zhong Yi Property Trust No.1 (“Zhong Yi Trust”) which was set up and served by Bohai Trust Company as trustee. On the date of transfer, the Group purchased all subordinated beneficiary rights in Zhong Yi Trust amounted to RMB102.3 million (US$15.7million) representing 34% of the total face value of securities issued by Zhong Yi Trust. Fund No.2 were subsequently liquidated, and proceeds were distributed to its investors, including the Group, on April 18, 2017.

In July 2017, the Group transferred a portion of the subordinated beneficiary rights held in Zhong Yi Trust to a third party investor with an obligation to repurchase the beneficiary rights at the original transfer price plus a pre-determined interest. This transfer is not considered a true sale and is recorded as a secured borrowing under ASC 860. The Group continues to consolidate the Zhong Yi Trust after the transfer. The proceeds received from the transfer is recorded in accrued expenses and other liabilities as payable to investor of beneficiary rights under repurchase agreement on the Company’s consolidated balance sheets.

In June 2017 and October 2017, the Company established similar business relationship with other trusts, Trust No.3 and Bohai Trust No.1, respectively. Trust No.3 and Bohai Trust No.1 are administered by the trust company, with Heng Ye as their sole settlor and sole beneficiary. The Trust No.3 and Bohai Trust No.1 investing on a revolving basis an aggregate of RMB556.8 million (US$85.6 million) and RMB196.0 million (US$30.1 million) in loans through the Company’s online marketplace as of December 31, 2017, respectively.

As part of the above arrangements, the Company provides loan facilitation and post-origination services to Trust No.1, Trust No2, Trust No3, and Bohai Trust No.1 (or the “Trusts”), and also provides certain level of guarantee in the form of a security fund set up for the Trust No.1. The Company pays a security deposit in the amount of 6% of the total loan principal to the Trust No.1 to protect the Trust No.1 from potential losses from loan default. The Company’s liability is capped at the initial cash set in the fund. When a default occurs, the Trust No.1 will use cash from the security fund to cover the defaulted amount. When the Trust is dissolved, if the amount of payouts is within 20% of the cash set aside in the security fund, the remainder of the security fund will be returned to the Company. Otherwise, the remainder of the security fund will become part of the Trust’s assets subject to distribution.

The Company holds significant variable interest in Trust No.1 through the transaction fee charged and guarantee provided in the form of security deposit, and holds significant variable interest in Trust No.2 through the transaction fee charged. The Company also holds significant variable interest in the ABS plan, the Zhong Yi Trust, Trust No.3 and Bohai Trust No.1 through direct investment. Through the transaction fees, deposit, and direct investment, the Company has the right to receive benefits from the ABFE that could potentially be significant to the ABFE.

The Company also has power to direct the activities that have most significant impact on the economic performance of the ABFE by providing the loan servicing and default loan collection services of the four trusts.

Accordingly, the Company is considered the primary beneficiary of the ABFE and has consolidated the ABFE’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

The assets of the ABFE are not available to creditors of the Company. In addition, the investors of the ABFE have no recourse against the assets of the Company.

The following financial statement amounts and balances of the Consolidated ABFE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	USD
Assets
Restricted cash	103,481	82,990	12,755
Prepaid expenses and other assets	1,056	3,535	543
Loans at fair value	371,033	791,681	121,679
Held-to-maturity investments	4,896	9,944	1,528

Total assets	480,466	888,150	136,505

Liabilities
Accounts payable	147	380	58
Payable to investors at fair value	418,686	113,445	17,436
Accrued expenses and other liabilities	2,895	7,131	1,096

Total liabilities	421,728	120,956	18,590

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	USD
Net revenue	—	—	—
Net loss	19,735	40,124	6,167

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	USD
Net cash provided by operating activities	6,591	12,713	1,954
Net cash used in investing activities	(169,680)	(487,572)	(74,938)
Net cash provided by/(used in) financing activities	157,121	(294,213)	(45,220)

All assets of Consolidated ABFE are collateral for ABFE’s obligations and can only be used to settle the ABFE’s obligations.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in multiple-element revenue recognition, contingent liabilities of quality assurance program, fair value measurement of quality assurance program, loans at fair value, payable to investors at fair value, available-for-sale investments, share-based compensation and income tax.

Revenue recognition

The Group provides services as an online marketplace connecting borrowers and investors. The three major deliverables provided are loan facilitation services, quality assurance program and post-origination services (e.g. automated investing tool, cash processing, collection and SMS services).

The Group charges fees for facilitating loan originations, for the automated investing tool to investors opting for that service, and for monthly service (covering cash processing services, collection services and SMS services), while for those who do not opt for automated investing tool, the Group charges fees for facilitating loan originations and for monthly service (covering cash processing services, collection services and SMS services) (collectively as “non-contingent fees”). The Group also receives fees contingent on future events (e.g., penalty fee for loan prepayment and late payment, fee for transferring loans over the secondary loan market, and other service fees, etc.).

In order to be more competitive by providing a certain level of assurance to the investors, the Group reimburses the loan principal and interest to the investor in case of borrower’s default and then collects the amounts either from borrowers through its collection team or a guarantee company.

After August 2013, the Group introduced a guarantee arrangement with a guarantee company, under which the guarantee company provided guarantee service to the investors (“guarantee model”). The guarantee company charged the investors at a rate of 10% based on monthly interest on loans as servicing fee, which was collected by the Group on behalf of the guarantee company and not recorded as revenue of the Group.

Starting from January 1, 2015, the Group terminated the relationship with the guarantee company, and launched a new investor protection service in the form of a financial guarantee called the quality assurance program. If a loan originated on or after January 1, 2015 defaults, the Group guarantees the principal and accrued interest repayment of the defaulted loan up to the balance of the quality assurance program on a portfolio basis. The quality assurance program being set aside equals 6%-7% of the total loan facilitation amount. The Group reserves the right to revise the percentage upwards or downwards as a result of the Group’s continuing evaluation of factors such as market dynamics as well as its product lines, profitability and cash position.

In October 2016, the Group launched a new program named “Top-up Program” to facilitate a new loan for a qualified borrower to payback his or her existing loan. This arrangement is accounted for as an extinguishment of the existing loan with a simultaneous facilitation of a new loan. Top-up Program is a service provided to qualified borrowers to enhance customer experience and serve their lifelong credit needs. The fee structure of loans facilitated under the Top-up program is the same as other loan products except that the Group offers a credit of upfront fee of the existing loan to encourage the acceptance of the new loan, which is considered as a cash incentive provided to the borrower and recorded as a reduction to revenue.

From August 2017 to December 2017, the Group cooperated with Zhejiang Chouzhou Commercial Bank (“Chouzhou Bank”) to furnish the borrower referral and facilitation services to Chouzhou Bank. The Group provided guarantee deposits to Chouzhou Bank to protect it from potential losses due to loan delinquency and undertook to timely replenish such deposit from time to time. The Group also undertakes to repay Chouzhou Bank on behalf of defaulting borrowers if any repayment is 80 days overdue and upon such full repayment to Chouzhou Bank, the Group will obtain the creditor's rights in respect of the relevant default amount.

Multiple element revenue recognition

The Group considers the loan facilitation services, the quality assurance program and post-origination services as a multiple deliverable revenue arrangement and the lenders are regarded as the sole customer. The Group has concluded that although it does not sell those services independently, all three deliverables have standalone value as others do sell them independently in the market and they have value to the customer independently. Thus, all non-contingent fees are allocated among these three deliverables. Under the guarantee model, the total fees are allocated based upon the relative selling price of the loan facilitation services and post origination services.

The Group allocates non-contingent fees to be received consistent with the guidance in ASC 605-25. It first allocates the amount equal to the fair value of the stand-ready liability from the quality assurance program. Then the remaining fees are allocated to the loan facilitation services and post-origination services using their relative estimated selling prices.

The Group did not recognize revenue for the quality assurance program, as it considered that netting the changes in the guarantee with the revenue was more representative of the Group’s obligation. No separate guarantee revenue or guarantee provision expense had been recognized in the Consolidated Statement of Operations.

The Group does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services separately.

For cash processing services, collection services and SMS services (all of which are part of the post-origination services), the Group uses third-party evidence (“TPE”, which is the prices charged when sold separately by its service providers) as the basis of revenue allocation.

Although other vendors may sell these services separately, TPE of selling price of the loan facilitation services and automated investing tool services (part of post-origination services) does not exist as public information is not available regarding what our competitors may charge for those services. As a result, the Group generally uses its best estimate of selling prices (“BESP”) of loan facilitation services and automated investing tool services as the basis of revenue allocation. In estimating its selling price for the loan facilitation services and automated investing tools services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenues when the following four revenue recognition criteria are met for each revenue type: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Collectability of fees

The Group either collects the entire amount of the loan facilitation fee upfront, or collects a portion upfront and the rest on a monthly basis over the term of the loan. The management fee charged to self-directed investors and the automated investing tool investors are collected on a monthly basis through the loan period. All the transaction fees charged before December 31, 2014 were guaranteed by Tian Da Xin An (Beijing) Guarantee Co., Ltd. (“Tian Da Xin An”), a guarantee company.

Starting from January 2015, the collection of transaction fee is no longer guaranteed by Tian Da Xin An. The Group evaluated the following factors for uncertainty of the collectability: (i) credit risk of the portfolio; (ii) prepayment risk; (iii) risk profile change from launching new products and (iv) macroeconomic cycle, etc. and concluded that the collectability could not be reasonably assured. Thus fees charged on a monthly basis are not recognized until collectability could be reasonably assured.

Revenue from loan facilitation services

Prior to the end of 2014, the aforementioned four criteria for revenue recognition were met upon completion of the loan facilitation services. The Group recognized 100% of the transaction fee as revenue and recorded no allowance for the uncollectible accounts, as all the transaction fees in relation to loans facilitated before December 31, 2014 were guaranteed by Tian Da Xin An . Starting from first quarter of 2015, the Group recognizes the cash received that is allocated to loan facilitation services as revenue upon completion of the related service. Cash received as upfront fees is allocated first to the quality assurance program and then to loan facilitation services and post-origination services based on their relative selling prices. For fees that are partially refundable to the borrowers, the revenue is not recognized until the fees become non-refundable.

Revenue from post-origination services

The fees collected upfront allocated to post-origination services are deferred and recognized over the period of the loan on a straight line basis.

Other revenue

Other revenue includes penalty fee for loan prepayment (for loans originated before December 31, 2014) and late payment, one-time fees for transferring loans over the secondary loan market, and commission fee received from other Fintech companies. The penalty fee, which are fees paid to the investors that are assigned to us by the investors, will be received as a certain percentage of past due amounts in case of late payment or a certain percentage of interest over the prepaid principal loan amount in case of prepayment. The Company refers potential borrowers to other Fintech companies and charges them commission fee.  Commission fee revenue is recognized when successful referral was completed by the Company.

Customer incentives

To expand its market presence, the Group provides cash incentives to investors from time to time. Each individual incentive program only lasts for a week or a few weeks. During the relevant incentive program period, the Group sets certain thresholds for the investor to qualify to enjoy the cash incentive. When qualified investment is made, the cash payment is provided to the investor as a percentage of the investment amount. The Group also distributed interest plus coupons and renewal reward coupons to investors free of charge. The investors can utilize the interest plus coupons to increase the expected return of Yidingying product on the maturity date. If the investors choose to extend the investment period of the Yidingying product, the renewal reward coupons can be utilized to increase the expected return of Yidingying product for the extended investment period. The cash incentives, interest plus coupons and renewal reward coupons provided are accounted for as reduction of revenue in accordance with ASC subtopic 605-50.

The Group has established a membership reward program wherein investors can earn Yiren coins when purchase made on the Group’s platforms reached a certain amount. Yiren coins can be used in connection with subsequent purchases. The expiry dates of these Yiren coins vary based on different individual promotional programs, which are generally ranged from one and a half years to two and a half years period. The Group accrues liabilities for the estimated value of the Yiren coins that are expected to be used, which are based on all outstanding Yiren coins related to prior purchases at the end of each reporting period, as it does not currently have sufficient historical data to reasonably estimate the usage rate of these Yiren coins. These liabilities reflect management’s best estimate of the cost of future usages. As of December 31, 2016 and 2017, the Group recorded accrued expenses related to Yiren coins earned from prior purchases of RMB39,273 and RMB64,021, respectively, with corresponding entry in sales and marketing expenses.

The Group also pays cash to registered borrowers or investors as reward of successful referring of new borrowers or investors to the Croup’s platform. The Group recognizes sales expenses when the commission becomes payable based on successful referrals.

Liabilities from quality assurance program and guarantee

Under the quality assurance program model, at the inception of each loan, the Group recognizes a stand-ready liability as the fair value of the quality assurance program in accordance with ASC 460.

Subsequent to the inception of the loan, the stand-ready liability initially recognized would typically be reduced (by a credit to earnings) as the Group is released from risk under the guarantee either through expiry or performance. The Group also recognizes contingent liability under ASC 450 on a portfolio basis, which results in the recognition of expenses in earnings. The Group tracks its stand-ready liability on a loan-by-loan basis to monitor the expiration. When the Group releases the stand-ready liability through performance of the guarantee (by making payments on defaulted loans), it recognizes revenue along with the loss on defaulted loans. Revenue from releasing of stand-ready liability and expenses from recognition of contingent liability related to the quality assurance program are presented on a net basis in the income statement. On a portfolio basis, when the aggregate contingent liability required to be recognized under ASC 450 exceeds the quality assurance program liability balance, the Group will record the excess as expense.

The fair value of the stand-ready liability associated with the quality assurance program recorded at the inception of the loan was estimated using a discounted cash flow model to its expected net payouts from the quality assurance program, and also by incorporating a markup margin. The Group estimates its expected future net payouts based on its current product mix as well as its estimates of expected net charge-off rates and expected collection rates and a discount rate. The expected future cash net payout is capped at the restricted cash balance of the quality assurance program. In the fourth quarter of 2015, in order to continue to attract new and retain existing investors and to remain consistent with the current industry practice in China, the Group set aside more cash in the quality assurance program based on its current business intention but not legal obligation, so that the balance in the quality assurance program is enough to cover the expected net payouts.

The Group estimated the expected net charge-off rates of the loan facilitated as the weighted average of the expected net charge-off rates of loan with different risk grids. The Group developed the expected net charge-off rates based on the Group’s historical experience. In the second quarter of 2017, the Company launched its new credit scoring system and upgraded its original four risk grids system of Grade A, B, C and D to a five risk grids system of Grade I, Grade II, Grade III, Grade IV and Grade V.

In the fourth quarter of 2017, after reviewing the sufficiency of the liability as of December 31, 2017, the Company recognized an additional contingent liability of RMB 43 million.

As of December 31, 2016 and 2017, the maximum potential undiscounted future net payment the Group would be required to make was RMB1,114,805 and RMB1,701,454, respectively, which took into account of the amount set aside by the Group in the restricted cash balance of the quality assurance program.

The Company cooperated with Chouzhou Bank from August 2017 to December 2017. The Company provided guarantee deposits to the bank to protect it from potential losses due to loan delinquency and undertook to timely replenish such deposit from time to time. The Company also undertakes to repay the bank on behalf of defaulting borrowers if any repayment is 80 days overdue and upon the full repayment, the Company will obtain the creditor’s rights in respect of relevant default amount. Under such agreement, the total outstanding loan balance and accrued interests which the Company would be required to make were nil and RMB206,842 as of December 31, 2016 and 2017 respectively.

The movement of liability from quality assurance program and liability related to guarantee provided to Chouzhou Bank during the year ended December 31, 2016 and 2017 is as follows:

As of January 1, 2016	546,332
Provision at the inception of new loans (Note)	1,598,238
Provision for fraud incident	81,263
Net payment	(754,833)

As of December 31, 2016	1,471,000
Provision at the inception of new loans (Note)	3,152,899
Recognition of contingent liability	43,049
Net payment	(1,873,000)

As of December 31, 2017	2,793,948

Note:Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value option

The Company has elected the fair value option for the assets and liabilities of the Consolidated ABFE that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. See Note 4 for further disclosure on financial instruments of the Consolidated ABFE for which the fair value option has been elected.

Fair value of financial instruments

Fair value of loans and payable to investors at fair value

The Company has elected fair value accounting for loans and related payable to investors. Changes in the fair value of loans for the period are recorded as fair value adjustments. The Company estimates the fair value of loans using a discounted cash flow valuation methodology. The fair valuation methodology considers projected prepayments and net charge off to project future losses and net cash flows on loans.

The Company has adopted the measurement alternative included in ASU 2014-13 - the collateralized financing entity (“CFE”) guidance, pursuant to which, the Company measures both the financial assets and financial liabilities of the Consolidated ABFE in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. The Company believes the fair value of the financial assets of the Consolidated ABFE is more observable than the fair value of the financial liability of the Consolidated ABFE. As a result, the loans of the Consolidated ABFE are measured at fair value and the payable to investors is measured in consolidation as: (i) the sum of the fair value of the loans and the carrying value of any non-financial assets that are incidental to the operations of the Consolidated ABFE less (ii) the sum of the fair value of loan default loss borne by the Company through the security deposit. The resulting amount is allocated to the individual financial liabilities (other than the beneficial interest retained by the Company) using a reasonable and consistent methodology. Since the Company holds sole beneficiary of Trust No.3 and Bohai Trust, the beneficial interest retained by the Company, or the payable to investors of Trust No.3 and Bohai Trust, are eliminated on the consolidated financial statements. Under the measurement alternative, the Company’s consolidated net income reflects the Company’s own economic interests in the Consolidated ABFE including changes in the fair value of the beneficial interests retained by the Company.

Cash and cash equivalents

Cash and cash equivalents include the Company’s unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Company considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash represents: (i) cash in quality assurance program and guarantee which is managed by the Group through restricted bank accounts; (ii) cash held by the Consolidated ABFE through segregated bank accounts which is not available to fund the general liquidity needs of the Company.

Accounts receivable and allowance for uncollectible accounts receivable

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts receivable are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

With the termination of the guarantee contract in relation to loan facilitated on or after January 1, 2015 with Tian Da Xin An, the Group does not record additional accounts receivable associated with uncollected transaction and service fees from borrowers and investors during the years ended December 31, 2016 and 2017, and no allowance is recorded on the balance sheet as of December 31, 2016 and 2017.

Investment

Investments are classified as trading, held-to-maturity or available-for-sale.

Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings.

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) . Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

The Group reviews its held-to-maturity and available-for-sale investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Property, equipment and software, net

Property, equipment and software consists of computer and transmission equipment, furniture and office equipment, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Gains and losses from the disposal of property, equipment and software are included in non-operating income, net.

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loan.

Share-based compensation

All share-based awards to employees and directors, such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expenses on an accelerated basis during the vesting period with a corresponding impact reflected in additional paid-in capital. Share-based compensation expense is classified in the consolidated statement of operations based upon the job functions of the grantees.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ, or are expected to differ, from those estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods. The Group uses historical data to estimate pre-vesting option and records share-based compensation expense only for those awards that are expected to vest.

According to Issue 21 of EITF Issue 00-231, the awards granted to employees of CreditEase, the parent company and other subsidiaries in the consolidated group of the parent company should be recognized as a deemed dividend from the Group to the parent company at the fair value as of the grant date. Share-based compensation, net of forfeitures, is recognized as a deemed dividend to parent company on an accelerated basis during the vesting period with a corresponding impact reflected in additional paid-in capital.

Share-based awards to non-employees are measured based on the fair value at the earlier of the performance commitment date or the date at which the non-employee’s performance is complete (hereafter referred to as the measurement date). The Group recognizes the compensation cost using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2015, 2016 and 2017, respectively.

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% and related surcharges on revenue generated from providing services. VAT is  reported as a deduction to revenue when incurred and amounted to RMB121,673, RMB314,727 and RMB619,474 for the years ended December 31, 2015, 2016 and 2017, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet.

1	Although Issue 00-23 has also been nullified, the guidance in Issue 21 of EITF Issue 00-23 remains applicable by analogy since it is the only available guidance on accounting for these awards.

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include shares issuable upon the vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be antidilutive.

Foreign Currency Translation and change in reporting currency

The reporting currency of the Company is Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the local currency is the functional currency.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

The financial statements of the Group are translated from the functional currency into reporting currency. Assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated at the appropriate historical rates. Revenues, expenses, gains and losses are translated using the periodic average exchange rates. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Starting from the second quarter of 2016, the Company changed its reporting currency from US$ to RMB. The change in reporting currency was undertaken to better report the Company’s performance given the location of its operations are principally in China and to improve the comparability of the Company’s financial results with other publicly traded companies in the industry in China. The related financial statements prior to April 1, 2016 have been recast to RMB as if the financial statements originally had been presented in RMB since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive income were a gain of RMB101 and RMB29,356 for the years ended December 31, 2015 and 2016 respectively.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5063 on December 30, 2017, the last business day in fiscal year 2016, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB564,240 and RMB1,546,094 at December 31, 2016 and 2017, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other assets, loans at fair value, amounts due from related parties, held-to-maturity investments, and available-for-sale investments. As of December 31, 2017, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank is covered by insurance with an upper limit of 500 thousands RMB at each bank. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended December 31, 2017.

There are no customers of the Group that accounted for greater than 10% of the Group’s carrying amount of accounts receivable as of December 31, 2016 and 2017.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting guidance also requires additional disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 can be adopted using one of two retrospective application methods. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date”, which defers the effective date of ASU 2014-09 by one year, to fiscal years beginning after December 15, 2017, and interim periods therein.

Additionally, the FASB issued the following various updates affecting the guidance in ASU 2014-09. The effective dates and transition requirements are the same as those in ASC Topic 606 above. In March 2016, FASB issued an amendment to the standard, ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations” Under the amendment, an entity is required to determine whether the nature of its promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for that good or service to be provided by the other party (as an agent). In April 2016, FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”, to clarify identifying performance obligations and the licensing implementation guidance, which retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients”. This update addresses narrow-scope improvements to the guidance on collectability, noncash consideration and completed contracts at transition. The update provides a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. Then, in December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The updates in ASU 2016-20 affect narrow aspects of the guidance issued in ASU 2014-09.

The Company adopted the new standard effective January 1, 2018 using the modified retrospective method. The Company recognized the cumulative effect of applying the new revenue standard as an adjustment to the beginning balance of retained earnings. The comparative information will not be restated and continues to be reported under the accounting standards in effect for the period presented.

The adoption of the new revenue standard is expected to affect the Company’s consolidated financial statements primarily in the following aspects:

(1)

For those transactions that portion of the service fees is collected on monthly bases, revenue from facilitation services was recognized at the time of billing instead of upon collection. Under the new revenue standard, the collection risk of the borrowers credit risk is considered as a form of implicit price concession in determining the transaction price. Other variable consideration includes early repayment loss on service fees (as a price concession) and significant financing components of monthly services fees payable for more than 12 months.  The Company’s estimates of variable consideration are included in revenue to the extent that it is probable that a significant reversal of cumulative revenue will not occur.

(2)

Through December 31, 2017, the Company used the incremental cost method to account for the membership reward program liability related to Yiren coins earned by investors through consumption. The new revenue standard requires the membership reward program to be considered a separate performance obligation whereby a portion of service fee allocated to the membership reward program is deferred and recognized in revenue upon redemption.

(3)

Certain acquisition costs include commissions paid to CreditEase and others for successful referral that are currently expensed as incurred are required by the new revenue standard to be capitalized and amortized over the term of the loans facilitated.

Certain additional financial statement disclosure requirements are mandated by the new standard including disclosure of contract assets and contract liabilities as well as a disaggregated view of revenue.

The cumulative impact of adopting the standard on January 1, 2018 is an increase in stockholders’ equity, which at December 31, 2017 was approximately RMB2 billion (US$0.3billion).

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” This guidance revises the accounting related to the classification and measurement of investments in equity securities as well as the presentation for certain fair value changes in financial liabilities measured at fair value, and amends certain disclosure requirements. The guidance requires that all equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For financial liabilities measured using the fair value option, the guidance requires that any change in fair value caused by a change in instrument-specific credit risk be presented separately in other comprehensive income until the liability is settled or reaches maturity. The guidance is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017, with early adoption permitted for certain provisions. A reporting entity would generally record a cumulative-effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is currently evaluating the impact of the adoption of ASU No. 2016-02 will have on its consolidated financial statements, but the Group expects that most existing operating lease commitments will be recognized as operating lease obligations and right-of-use assets as a result of adoption.

In June, 2016, the FASB issued a new pronouncement ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In August, 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The update is intended to improve financial reporting in regards to how certain transactions are classified in the statement of cash flows. This update requires that debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles. The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group expects no material impact of adoption of this guidance on the consolidated financial statements.

In October 2016, FASB issued ASU 2016-16, Income Taxes (Topic 740). Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. Under the new standard, an entity is to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The new standard is effective for annual periods beginning after December 15, 2017, including interim reporting periods within those annual periods. The Group expects no material impact of adoption of this guidance on the consolidated financial statements.